Statement of Changes in Net Assets Available for Benefits - EBP 001	12 Months Ended
Dec. 31, 2024 USD ($)
Investment income:
Net appreciation in fair value of investments	$ 2,417,607
Interest and dividends	93,334
Total investment income	2,510,941
Contributions:
Employee	1,633,624
Employer	963,023
Rollovers	206,806
Total contributions	2,803,453
Total additions	5,314,394
Deductions from net assets attributed to:
Benefits paid to participants	1,696,411
Administrative expenses	1,506
Total deductions	1,697,917
Net increase	3,616,477
Net assets available for benefits:
Beginning of year	20,932,880
End of year	$ 24,549,357